UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-07853

Kalmar Pooled Investment Trust
(Exact name of registrant as specified in charter)

Barley Mill House

3701 Kennett Pike

                                    Wilmington, DE 19807

(Address of principal executive offices) (Zip code)

Ford B. Draper, Jr., President

Barley Mill House

3701 Kennett Pike

                                    Wilmington, DE 19807

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-463-6670

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments September 30, 2016 (Unaudited)
“GROWTH-WITH-VALUE” SMALL CAP FUND

	Shares	Value (Note 1)

COMMON STOCK — 97.9%

Consumer Discretionary — 15.0%

AUTO PARTS — 1.5%
LKQ Corp. *	71,305	$2,528,475

DIVERSIFIED RETAIL — 1.1%
Ollie’s Bargain Outlet Holdings, Inc. * (a)	69,015	1,808,883

ENTERTAINMENT — 2.3%
IMAX Corp. (Canada) *	72,270	2,093,662
Live Nation Entertainment, Inc. *	64,410	1,769,987

		3,863,649

RADIO & TV BROADCASTERS — 1.1%
Entravision Communications Corp. (A Shares)	236,900	1,807,547

RESTAURANTS — 3.5%
Chuy’s Holdings, Inc. * (a)	81,865	2,287,308
Popeyes Louisiana Kitchen, Inc. * (a)	17,225	915,337
Texas Roadhouse, Inc. (a)	70,000	2,732,100

		5,934,745

SPECIALTY RETAIL — 4.3%
Shutterfly, Inc. *	40,215	1,795,198
SiteOne Landscape Supply, Inc. * (a)	36,270	1,303,181
Ulta Salon Cosmetics & Fragrance, Inc. *	11,670	2,777,227
Zumiez, Inc. * (a)	77,715	1,398,870

		7,274,476

TEXTILES APPAREL & SHOES — 1.2%
Oxford Industries, Inc.	29,940	2,026,938

TOTAL CONSUMER DISCRETIONARY		25,244,713

Consumer Staples — 4.3%

DRUG & GROCERY STORE CHAINS — 1.4%
Smart & Final Stores, Inc. * (a)	179,955	2,298,025

FOODS — 2.9%
Performance Food Group Co. * (a)	79,370	1,968,376

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued September 30, 2016 (Unaudited)
“GROWTH-WITH-VALUE” SMALL CAP FUND

	Shares	Value (Note 1)

Consumer Staples — (Continued)
TreeHouse Foods, Inc. * (a)	34,000	$2,964,460

		4,932,836

TOTAL CONSUMER STAPLES		7,230,861

Energy — 4.4%

OIL: CRUDE PRODUCERS — 4.4%
Matador Resources Co. * (a)	138,965	3,382,408
PDC Energy, Inc. *	49,750	3,336,235
Southwestern Energy Co. *	54,100	748,744

		7,467,387

TOTAL ENERGY		7,467,387

Financial Services — 5.2%

ASSET MANAGEMENT & CUSTODIAN — 1.1%
Financial Engines, Inc. (a)	59,590	1,770,419

CONSUMER LENDING — 1.0%
Encore Capital Group, Inc. * (a)	72,815	1,636,881

FINANCIAL DATA & SYSTEMS — 3.1%
Alliance Data Systems Corp. *	10,815	2,320,142
WageWorks, Inc. *	48,895	2,978,194

		5,298,336

TOTAL FINANCIAL SERVICES		8,705,636

Healthcare — 21.9%

BIOTECHNOLOGY — 3.9%
Ligand Pharmaceuticals, Inc. * (a)	32,300	3,296,538
Repligen Corp. *	108,945	3,289,050

		6,585,588

HEALTH CARE FACILITIES — 0.5%
Adeptus Health, Inc. (A Shares) * (a)	21,205	912,875

HEALTHCARE SERVICES — 3.7%
Amedisys, Inc. *	26,540	1,259,058
AMN Healthcare Services, Inc * (a)	51,955	1,655,806
BioTelemetry, Inc. *	95,740	1,777,892

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued September 30, 2016 (Unaudited)
“GROWTH-WITH-VALUE” SMALL CAP FUND

	Shares	Value (Note 1)

Healthcare — (Continued)
Omnicell, Inc. *	42,035	$1,609,941

		6,302,697

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES — 9.1%
Cantel Medical Corp.	15,985	1,246,510
Cooper Companies, Inc. (The)	17,540	3,144,220
Globus Medical, Inc. (A Shares) * (a)	95,335	2,151,711
ResMed, Inc. (a)	28,115	1,821,571
Vascular Solutions, Inc. *	38,047	1,835,007
West Pharmaceutical Services, Inc.	69,790	5,199,355

		15,398,374

MEDICAL EQUIPMENT — 2.9%
Inogen, Inc. * (a)	39,055	2,339,395
Luminex Corp. *	109,250	2,482,160

		4,821,555

PHARMACEUTICALS — 1.8%
Amphastar Pharmaceuticals, Inc. *	68,790	1,304,946
Teligent, Inc. * (a)	221,930	1,686,668

		2,991,614

TOTAL HEALTHCARE		37,012,703

Materials & Processing — 7.9%

BUILDING MATERIALS — 2.5%
NCI Building Systems, Inc. *	82,380	1,201,924
Trex Co., Inc. *	50,385	2,958,607

		4,160,531

BUILDING: ROOFING, WALLBOARD & PLUMBING — 0.4%
Advanced Drainage Systems, Inc. (a)	26,935	648,056

CHEMICALS: DIVERSIFIED — 1.7%
PolyOne Corp.	83,674	2,829,018

DIVERSIFIED MATERIALS & PROCESSING — 2.4%
Belden, Inc. (a)	59,650	4,115,254

METALS & MINERALS DIVERSIFIED — 0.9%
Minerals Technologies, Inc.	21,230	1,500,749

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued September 30, 2016 (Unaudited)
“GROWTH-WITH-VALUE” SMALL CAP FUND

	Shares	Value (Note 1)

Materials & Processing — (Continued)
TOTAL MATERIALS & PROCESSING		$13,253,608

Producer Durables — 13.9%

BACK OFFICE SUPPORT, HR, AND CONSULTING — 4.2%
CEB, Inc.	41,580	2,264,863
ExlService Holdings, Inc. *	34,465	1,717,736
WNS Holdings, Ltd., ADR *	103,459	3,098,597

		7,081,196

COMMERCIAL SERVICES: RENTAL & LEASING — 1.0%
Mobile Mini, Inc.	55,515	1,676,553

FORMS AND BULK PRINTING SERVICES — 1.1%
InnerWorkings, Inc. *	187,730	1,768,417

INTERNATIONAL TRADE AND DIVERSIFIED LOGISTICS — 1.0%
MSC Industrial Direct Co., Inc. (A Shares) (a)	24,025	1,763,675

MACHINERY: INDUSTRIAL — 1.6%
Middleby Corp. *	22,085	2,730,148

OFFICE SUPPLIES & EQUIPMENT — 2.4%
Electronics For Imaging, Inc. * (a)	81,145	3,969,613

SCIENTIFIC INSTRUMENTS: ELECTRICAL — 2.6%
A.O. Smith Corp.	26,225	2,590,768
EnerSys	25,880	1,790,637

		4,381,405

TOTAL PRODUCER DURABLES		23,371,007

Technology — 23.4%

COMMUNICATIONS TECHNOLOGY — 2.0%
GTT Communications, Inc. *	146,700	3,451,851

COMPUTER SERVICES SOFTWARE & SYSTEMS — 12.4%
Actua Corp. *	64,425	834,304
Acxiom Corp. *	172,457	4,595,979
Bottomline Technologies, (de) Inc. *	95,050	2,215,616
Brightcove, Inc. *	34,565	451,073
Callidus Software, Inc. * (a)	170,825	3,134,639
Five9, Inc. *	4,430	69,462

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—continued September 30, 2016 (Unaudited)
“GROWTH-WITH-VALUE” SMALL CAP FUND

	Shares	Value (Note 1)

Technology — (Continued)
Imperva, Inc. *	19,010	$1,021,027
LogMeIn, Inc. (a)	29,565	2,672,380
Pegasystems, Inc. (a)	70,090	2,066,954
SPS Commerce, Inc. * (a)	19,065	1,399,562
Ultimate Software Group, Inc. *	11,800	2,411,802

		20,872,798

ELECTRONIC COMPONENTS — 2.7%
Methode Electronics, Inc.	54,990	1,923,000
Rogers Corp. *	41,800	2,553,144

		4,476,144

PRODUCTION TECHNOLOGY EQUIPMENT — 0.5%
Xcerra Corp. *	148,345	898,971

SEMICONDUCTORS & COMPONENTS — 5.8%
CEVA, Inc. *	78,040	2,736,863
Exar Corp. * (a)	162,630	1,514,085
MaxLinear, Inc. (A Shares) * (a)	176,480	3,577,250
Power Integrations, Inc.	31,625	1,993,324

		9,821,522

TOTAL TECHNOLOGY		39,521,286

Utilities — 1.9%

TELECOMMUNICATIONS — 1.9%
8X8, Inc. *	208,530	3,217,615

TOTAL UTILITIES		3,217,615

TOTAL COMMON STOCK (COST $95,735,935)		165,024,816

SECURITIES LENDING COLLATERAL — 27.5%
Dreyfus Government Cash Management Fund	20,466,200	20,466,200
U.S. Treasury Bill, 0.00%, 06/10/16-05/25/17	6,308,739	6,305,592
U.S. Treasury Bond, 2.25%-8.13%, 08/15/19-08/15/46	3,663,429	4,504,883
U.S. Treasury Inflation Indexed Bond, 0.75%-2.00%, 01/15/26-02/15/45	199,648	249,260
U.S. Treasury Inflation Indexed Note, 0.13%-1.25%, 04/15/17-01/15/26	2,228,698	2,360,799
U.S. Treasury Note, 0.01%-4.75%, 10/15/16-05/15/26	12,120,690	12,484,697

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Schedule of Investments—concluded September 30, 2016 (Unaudited)
“GROWTH-WITH-VALUE” SMALL CAP FUND

	Shares	Value (Note 1)
U.S. Treasury Strip Coupon, 0.00%, 11/15/25	4,953	$4,266

TOTAL SECURITIES LENDING COLLATERAL (COST $46,375,697)		46,375,697

TOTAL INVESTMENTS (COST $142,111,632) — 125.4%		211,400,513

LIABILITIES IN EXCESS OF OTHER ASSETS — (25.4)%		(42,761,645)

NET ASSETS — 100.0%		$168,638,868

*	Non-income producing security
(a)	All or a portion of the security is on loan. See Note 2 in Notes to Quarterly Schedule of investments.
ADR American Depository Receipt

Aggregate cost	$142,111,632

Gross unrealized appreciation	$71,008,054
Gross unrealized depreciation	(1,719,173)

Net unrealized appreciation	$69,288,881

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST	Notes to Quarterly Schedule of Investments September 30, 2016 (Unaudited)
“GROWTH-WITH-VALUE” SMALL CAP FUND

1. Security Valuation. A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stock and exchange-traded funds: Common stock and exchanged-traded funds are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Open-end mutual funds: Investments in open-end mutual funds, including money market funds and securities lending collateral, are valued at their closing net asset value each business day and are categorized in Level 1 of the fair value hierarchy.

Short-term securities: Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value, unless the Trust’s Board of Trustees determines that this does not represent fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Value Measurements. The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities
• Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used, as of September 30, 2016 in valuing the Fund’s assets carried at fair value:

	Total Value at September 30, 2016	Level 1 Quoted Prices	Level 2 Significant Other Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$165,024,816	$165,024,816	$ —	$—
Securities Lending Collateral	46,375,697	20,466,200	25,909,497	—

Total	$211,400,513	$185,491,016	$25,909,497	$—

*Please refer to the Schedule of Investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

KALMAR POOLED INVESTMENT TRUST	Notes to Quarterly Schedule of Investments - concluded September 30, 2016 (Unaudited)
“GROWTH-WITH-VALUE” SMALL CAP FUND

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the period ended September 30, 2016, there were no transfers between levels 1, 2 and 3 for the Fund.

2. Securities Lending.  The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of September 30, 2016, the market value of the securities on loan and collateral are $45,836,668 and $20,466,200 in cash and $25,909,497 in non-cash collateral pledged at the broker, respectively.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Kalmar Pooled Investment Trust

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date	11-22-2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date	11-22-2016

By (Signature and Title)*	/s/ Cynthia A. Richards
Cynthia A. Richards, Chief Financial Officer
(principal financial officer)

Date	11-22-2016

* Print the name and title of each signing officer under his or her signature.